Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	$ 137,747	$ 116,208
Property, plant and equipment	294,688	294,199
Right-of-use assets	37,907	45,555
Other non-current receivables	46,992	44,331
Deferred tax assets	4,676	4,561
Total non-current assets	522,010	504,854
Current assets
Inventories	68,537	65,602
Trade receivables	103,522	103,366
Current tax assets	2,737	6,095
Other current receivables	17,438	15,738
Prepaid expenses	8,608	9,402
Cash and cash equivalents	64,345	98,923
Total current assets	265,187	299,126
TOTAL ASSETS	787,197	803,980
Equity
Share capital	110	106
Treasury shares	0	0
Other contributed capital	1,641,601	1,628,045
Other reserves	(225,351)	(274,160)
Accumulated deficit	(1,397,805)	(1,249,303)
Equity attributable to shareholders of the parent	18,555	104,688
Non-controlling interests	1,116	1,435
Total equity	19,671	106,123
Non-current liabilities
Lease liabilities	24,729	31,724
Interest-bearing loans and borrowings	182,783	116,216
Provisions	2,697	14,857
Total non-current liabilities	210,209	162,797
Current liabilities
Lease liabilities	12,457	13,359
Interest-bearing loans and borrowings	340,266	330,152
Trade payables	66,481	60,152
Current tax liabilities	1,642	1,476
Other current liabilities	11,176	7,998
Accrued expenses	107,932	103,719
Provisions	17,363	18,204
Total current liabilities	557,317	535,060
Total liabilities	767,526	697,857
TOTAL EQUITY AND LIABILITIES	$ 787,197	$ 803,980